RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 13 - RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

a)	Related Party Balances

	i)	Management Fees Paid in Advance to a Company Controlled by Director and Officer

As at December 31, 2017, the Company had $55,573 (2016 – $Nil) in prepaid management fees to a company controlled by a Director and Officer of the Company.

	ii)	Trade and Other Payables

As at December 31, 2017, the Company had $Nil (2016 – $36,177) in trade and other payables owed to key management personnel. The amounts owed to key management personnel arose from outstanding management fees and are non-interest bearing, unsecured, and have no specified terms of repayment.

iii)	Promissory Notes

During the year ended December 31, 2017, the Company repaid promissory notes in the amount of $90,529, (including US$31,200) to a company controlled by a Director (also an officer) of the Company. Included in convertible promissory notes as at December 31, 2017, was $Nil (2016 – $89,364 including US$31,200) owed to this company.

During the year ended December 31, 2017, the Company settled a promissory note owed to a company controlled by a former officer of the Company in the amount $69,205 (US$50,000) by the issuance of 1,000,000 common shares. Included in convertible promissory notes as at December 31, 2017, was $Nil (2016 – $67,135 including US$50,000) owed to this company.

b)	Compensation of Key Management Personnel

	i)	The Company incurred management fees for services provided by key management personnel for the years ended December 31, 2017, 2016 and 2015, as described below.

	2017	2016	2015
	$	$	$

Management Fees	105,000	60,000	60,000

ii)	During the year ended December 31, 2017, the Company incurred consulting fees for services provided by a Director of the Company in the amount of $11,296.

During the year ended December 31, 2016, the Company incurred consulting fees for services provided by a Director of the Company. The fees were settled by the issuance of 250,000 post-consolidation shares at $0.06 per share (Note 10(c)(ii)) and a cash payment of $6,699 (US$5,000).

During the year ended December 31, 2015, the Company incurred consulting fees for services provided by a company controlled by a former officer of the Company. The fees were settled by the issuance of 150,000 shares (3,000 post-consolidation shares) at $0.05 per share ($2.50 per post-consolidation share) (Note 10(c)(i)).